Lease (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lease (Details)
Right Of Use Asset - Lease, Net	$ 41,490	$ 120,777
Operating Lease Liability - Short-term	42,437
Operating Lease Liability - Long-term	0
Operating Lease Liabililty	$ 42,437
Discount Rate - Operating Lease	6.00%